Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Our Insider Trading Policy prohibits all employees (including executive officers) and directors from engaging in short sales, transactions in put or call options, hedging transactions or similar inherently speculative transactions with respect to our stock at any time. For a detailed description of our Insider Trading Policy see “Other Compensation Policies and Guidelines – Insider Trading Policy (including Anti-Hedging and Anti-Pledging)” below.